Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 304,411,753.00
Previously Paid Amount	15,310.00
Total Fee Amount	46,605.44
Total Offset Amount	0.00
Net Fee	$ 31,295.44